SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Liabilities from Quality Assurance Program) (Details) - Guarantee obligations - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities from quality assurance program and guarantee
Maximum exposure	¥ 1,701,454	¥ 1,114,805
Outstanding loan balance and accrued interest required to repay	206,842	0
Movement of liability from risk reserve fund guarantee:
Beginning balance	1,471,000	546,332
Provision at the inception of new loans	3,152,899	1,598,238
Recognition of contingent liability	43,049
Provision for fraud incident		81,263
Net Payment	(1,873,000)	(754,833)
Ending balance	¥ 2,793,948	¥ 1,471,000